Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 262,857,144
Previously Paid Amount	22,868.57
Total Fee Amount	22,868.57
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A